Income Taxes - Carryforward and valuation allowance (Details)	12 Months Ended
Dec. 31, 2016 CNY (¥)
Undistributed earnings
Undistributed earnings of the Company's PRC subsidiaries	¥ 704,400,000
Provision for PRC dividend withholding tax	¥ 0
Withholding tax rate of the profit distribution (as a percent)	10.00%
Preferential withholding tax rate of the profit distribution (as a percent)	5.00%
Aggregate undistributed earnings of the Company's PRC VIE and its' VIE's subsidiaries	¥ 370,300,000
PRC
Operating loss carryforwards
Operating loss carry forward	36,204,005
Operating loss carry forward, valuation allowance	0
Minimum
Undistributed earnings
Unrecognized deferred tax liabilities for undistributed earnings	35,200,000
Maximum
Undistributed earnings
Unrecognized deferred tax liabilities for undistributed earnings	¥ 70,400,000